Trade and Notes Receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and Notes Receivables
29	TRADE AND NOTES RECEIVABLES

The credit terms given to trade customers are determined on an individual basis.

	2018	2017
	RMB million	RMB million
Trade receivables	1,525	2,212
Notes receivable	4	—

	1,529	2,212
Impairment	(93)	(88)

	1,436	2,124

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice/billing date and net of loss allowance, is as follows:

	2018	2017
	RMB million	RMB million
Within 90 days	1,354	1,910
91 to 180 days	52	38
181 to 365 days	11	94
Over 365 days	15	82

	1,432	2,124

Balances with related parties included in trade and notes receivables are summarized in note 49(c)(i).

The movements in the loss allowance for impairment of trade receivables are as follows:

	2018	2017
	RMB million	RMB million
At beginning of year	88	115
Effect of adoption of IFRS 9	31	—

At beginning of year (restated)	119	115
Impairment losses, net (note 9)	(21)	(3)
Amount written off as uncollectible	(5)	(13)
Disposal of a subsidiary	—	(5)
Provision included in assets classified as held for sale	—	(6)

At end of year	93	88

Impairment under IFRS 9 for the year ended December 31, 2018

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

As at December 31, 2018

		Past due
	Current	Less than 90 days	90 to 365 days	Over 365 days	Total
Expected credit loss rate (%)	0.57	0.78	1.59	83.17	6.10
Gross carrying amount (RMB million)	1,232	129	63	101	1,525
Expected credit losses (RMB million)	7	1	1	84	93

Impairment under IAS 39 for the year ended December 31, 2017

Included in the above provision for impairment of trade receivables, which was measured based on incurred credit losses under IAS 39, as at December 31, 2017 was a provision for individually impaired trade receivables of RMB46 million with a carrying amount before provision of RMB46 million.

The remaining provision of RMB42 million related to impaired trade receivables with a carrying amount before provision of RMB123 million as at December 31, 2017 for customers that were in financial difficulties or were in default in interest and/or principal payments and only a portion of the receivables is expected to be recovered.

As at December 31, 2017, trade and notes receivables of RMB131 million were past due but not impaired and related to a number of independent customers that had a good track record with the Group. Based on past experience, the directors of the Company were of the opinion that no provision for impairment was necessary in respect of these balances as there had not been a significant change in credit quality and the balances were still considered fully recoverable. The aging analysis of these trade and notes receivables was as follows:

2017
RMB million
Past due:
Less than 90 days	38
90 to 180 days	93

131

Trade and notes receivables that were neither past due nor impaired relate to a large number of independent sales agents for whom there was no recent history of default.

The net impacts of recognition and reversal of provisions for impaired receivables have been included in “Impairment charges” in profit or loss (note 9). Amounts charged to the allowance account are generally written off when there is no expectation of recovering.